Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Oct. 31, 2014	Jul. 31, 2014
ASSETS
Cash and cash equivalents	$ 1,597	$ 1,808
Trade receivables, less allowance for doubtful accounts of $359 and $220 at July 31,2014 and 2013, respectively	2,062	1,212
Work in process	316	294
Prepaid expenses and other	877	1,030
Deferred income taxes	2,551	2,655
Total current assets	7,403	6,999
Equipment and leasehold improvements:
Computer equipment and software for internal use	2,386	2,382
Leasehold improvements	626	626
Furniture and equipment	2,464	2,327
Total equipment and leasehold improvements	5,476	5,335
Less accumulated depreciation and amortization	(3,712)	(3,564)
Net equipment and leasehold improvements	1,764	1,771
Capitalized software product costs:
Amounts capitalized for software product costs	23,797	22,676
Less accumulated amortization	(19,205)	(18,656)
Net capitalized software product costs	4,592	4,020
Deferred income taxes	3,542	3,507
Other long term assets	102	72
Other intangible assets	7,057	3,612
Goodwill	17,666	12,367
Total non-current assets	34,723	25,349
Total assets	42,126	32,348
LIABILITIES
Current borrowings on line of credit	1,000
Current portion of long-term debt	605	675
Current portion of earn-out payable	165	295
Accounts payable	942	656
Deferred revenue	7,631	7,415
Accrued payroll and related liabilities	1,660	1,336
Accrued sales, use and income taxes	132	123
Other accrued liabilities	622	472
Current portion of capital lease obligations	241	195
Total current liabilities	12,998	11,167
Long-term debt	8,445	3,375
Long-term portion of contingent liabilities	761	153
Capital lease obligations	241	233
Other long term liabilities	208	214
Total non-current liabilities	9,655	3,975
Total liabilities	22,653	15,142
SHAREHOLDERS' EQUITY
Common stock, par value $.001 per share, 25,000,000 shares authorized; 13,506,316 and 12,976,588 shares issued and outstanding at July 31, 2014 and 2013, respectively	14	14
Additional paid-in capital	108,231	106,077
Accumulated deficit	(88,760)	(88,864)
Other accumulated comprehensive loss	(12)	(21)
Total shareholders' equity	19,473	17,206
Total liabilities and shareholders' equity	42,126	32,348
Cumulative Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, value
Junior Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred stock, value